As filed with the Securities and Exchange Commission on January 7, 2014

File Nos. 002-60067 and 811-02781

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	55 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	56 [X]

Templeton Funds
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 6th day of January, 2014.

Templeton Funds

(Registrant)

By: /s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J.BOERMSA*
Norman J.Boermsa	President and Chief Executive Officer – Investment Management
Dated: January 6, 2014

LAURA F FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: January 6, 2014

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer
Dated: January 6, 2014

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: January 6, 2014

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: January 6, 2014

FRANK J. CROTHERS*	Trustee
Frank J. Crothers	Dated: January 6, 2014

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: January 6, 2014

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: January 6, 2014

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: January 6, 2014

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: January 6, 2014

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: January 6, 2014

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: January 6, 2014

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: January 6, 2014

CONSTANTINE D. TSERETOPOULOS*	Trustee
Constantine D. Tseretopoulos	Dated: January 6, 2014

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: January 6, 2014

*By   /s/LORI A. WEBER

Lori A. Weber, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase